Investment Securities - Amortized Cost and Fair Value of Available for Sale Securities Portfolio (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Investments Debt And Equity Securities [Abstract]
Due within one year, Amortized Cost	$ 18,514
Due after one but within five years, Amortized Cost	36,147
Due after five but within ten years, Amortized Cost	8,314
Due after ten years, Amortized Cost	13,307
Mortgage backed securities, Amortized Cost	17,217
Available-for-sale Securities, Amortized Cost	93,499
Due within one year, Estimated Fair Value	18,412
Due after one but within five years, Estimated Fair Value	35,189
Due after five but within ten years, Estimated Fair Value	8,045
Due after ten years, Estimated Fair Value	12,951
Mortgage backed securities, Estimated Fair Value	16,702
Fair Value	$ 91,299